INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 4,709,911	$ 3,994,058
Acquisitions	682,334	294,569
Subsequent expenditure recognised as an asset	222,167	170,920
Sales/Write-offs	(156,697)	(21,194)
Amount reclassified (to) from other assets	(77,862)	39,096
Appraisals	200,256	232,462
Balance at the end of the year	5,580,109	4,709,911
PA Cedis Sodimac
INVESTMENT PROPERTIES
Acquisitions	461,815
Constellation
INVESTMENT PROPERTIES
Acquisitions	161,427
PA Polaris
INVESTMENT PROPERTIES
Sales/Write-offs	63,475
Lote B5
INVESTMENT PROPERTIES
Sales/Write-offs	33,364
Local of the Molinos 4139
INVESTMENT PROPERTIES
Sales/Write-offs	7,709
Plaza de la Aduana
INVESTMENT PROPERTIES
Sales/Write-offs	5,032
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0